Summary of Significant Accounting Policies (Details) - Schedule of Revenues - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Revenues [Line Items]
Total revenues	$ 29,575,625	$ 12,728,313	$ 2,667,914
AI services [Member]
Schedule of Revenues [Line Items]
Total revenues	29,575,625	12,689,750	2,566,418
Others [Member]
Schedule of Revenues [Line Items]
Total revenues		$ 38,563	$ 101,496